Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have a general policy of making interim LTIP grants for executive officers and NEOs once our trading window opens on or after the third business day following the filing of our Quarterly Report on Form 10-Q for the relevant quarter. The annual LTIP grants are generally made in the open trading window on or after the third business day following the filing of our Annual Report on Form 10-K. The trading window generally remains open for 30 days (except it only remains open for 10 days following the date of the earnings announcement for our third fiscal quarter). This timing is therefore generally consistent with when our executives and directors would be allowed to trade in our common stock under our insider trading policy. The Compensation Committee determined that granting stock compensation subject to this timing is prudent because it allows the market to process all reported public information prior to establishing the appropriate closing stock price as of the grant date. Such a practice thereby eliminates any potential manipulation regarding the timing of stock option grants. All equity grants for executives and NEOs are approved in advance by the Compensation Committee.

During fiscal 2025, we did not grant stock options, SARs, or similar option‐like instruments to our NEOs during the four business days prior to or the two business days following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method	We have a general policy of making interim LTIP grants for executive officers and NEOs once our trading window opens on or after the third business day following the filing of our Quarterly Report on Form 10-Q for the relevant quarter. The annual LTIP grants are generally made in the open trading window on or after the third business day following the filing of our Annual Report on Form 10-K. The trading window generally remains open for 30 days (except it only remains open for 10 days following the date of the earnings announcement for our third fiscal quarter).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not grant stock options, SARs, or similar option‐like instruments to our NEOs during the four business days prior to or the two business days following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.